Financial Assets at FVPL - Summary of Details on Investment in Rocket (Detail) - Rocket Internet S E [Member] € / shares in Units, ₱ in Millions, € in Millions	12 Months Ended
	Dec. 31, 2020 PHP (₱)	Dec. 31, 2019 PHP (₱)	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2018 PHP (₱)	Dec. 31, 2018 EUR (€) € / shares
Disclosure Of Financial Assets [Line Items]
Total market value as at beginning of the year (in million pesos)	₱ 2,381	₱ 3,128
Total market value as at end of the year (in million Euros)		2,381		₱ 3,128
Fair value adjustment in profit or loss		89
Disposal of investments	(2,381)	(836)
Rocket [Member]
Disclosure Of Financial Assets [Line Items]
Total market value as at beginning of the year (in million pesos)	₱ 2,381	3,128	€ 52	12,848
Closing price per share at end of the year (in Euros) | € / shares			€ 22.10		€ 20.18
Total market value as at end of the year (in million Euros)		2,381	€ 42	3,128	€ 52
Net gains (losses) recognized during the year (in million pesos)		₱ 89		₱ (157)